UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Salomon Brothers Variable Series Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE

SERIES FUND INC

SALOMON BROTHERS VARIABLE SMALL CAP

GROWTH FUND

FORM N-Q

SEPTEMBER 30, 2004

SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 93.2%

CONSUMER DISCRETIONARY - 10.3%

Distributors - 0.4%
12,800	Beacon Roofing Supply, Inc. (a)(b)	$209,920

Hotels, Restaurants & Leisure - 2.6%
17,500	Applebee’s International, Inc.	442,400
11,270	CBRL Group, Inc.	406,622
11,560	Station Casinos, Inc. (b)	566,902

		1,415,924

Household Durables - 0.4%
9,060	Helen of Troy Ltd. (a)(b)	246,613

Internet & Catalog Retail - 0.1%
2,020	Insight Enterprises, Inc. (a)	34,017

Leisure Equipment & Products - 0.5%
18,540	Marvel Enterprises, Inc. (a)	269,942

Media - 1.6%
4,640	Carmike Cinemas, Inc.	163,374
15,140	Citadel Broadcasting Company (a)	194,095
4,500	R.H. Donnelley Corp. (a)	222,120
37,632	UnitedGlobalCom, Inc., Class A Shares (a)	281,111

		860,700

Specialty Retail - 3.2%
20,000	CSK Auto Corp. (a)	266,400
11,060	Linens ‘n Things, Inc. (a)	256,260
24,360	The Sports Authority, Inc. (a)(b)	565,152
8,600	Tractor Supply Co. (a)	270,384
17,660	West Marine, Inc. (a)(b)	377,571

		1,735,767

Textiles & Apparel - 1.5%
12,700	Carter’s, Inc. (a)	351,663
2,680	Kellwood Co.	97,686
10,870	Reebok International Ltd.	399,146

		848,495

	TOTAL CONSUMER DISCRETIONARY	5,621,378

CONSUMER STAPLES - 1.7%

Food & Drug Retailing - 0.5%
12,100	Performance Food Group Co. (a)	286,770

Food Products - 1.2%
23,360	The Hain Celestial Group, Inc. (a)	413,005
7,300	Sanderson Farms, Inc. (b)	244,185

		657,190

	TOTAL CONSUMER STAPLES	943,960

ENERGY - 4.8%

Energy, Equipment & Services - 2.3%
23,420	Key Energy Services, Inc. (a)	258,791
29,160	Pride International, Inc. (a)	577,076
15,860	Rowan Cos., Inc. (a)	418,704

		1,254,571

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Oil & Gas - 2.5%
6,750	Forest Oil Corp. (a)	$203,310
15,270	Patina Oil & Gas Corp.	451,534
35,520	Pioneer Drilling Co. (a)	298,368
12,810	Plains Exploration & Production Co. (a)	305,647
3,300	Whiting Petroleum Corp. (a)(b)	100,320

		1,359,179

	TOTAL ENERGY	2,613,750

FINANCIALS - 10.1%

Banks - 4.7%
4,100	Banknorth Group, Inc.	143,500
1,800	City National Corp.	116,910
13,420	Cullen/Frost Bankers, Inc.	623,627
6,130	Downey Financial Corp.	336,905
9,600	East-West Bancorp, Inc.	322,464
3,790	Investors Financial Services Corp. (b)	171,043
4,150	UCBH Holdings, Inc.	162,140
12,040	Westamerica Bancorporation	660,876

		2,537,465

Diversified Financials - 0.6%
5,905	Affiliated Managers Group (a)(b)	316,154

Insurance - 1.9%
3,590	Aspen Insurance Holdings Ltd	82,606
3,450	Brown & Brown, Inc.	157,665
10,280	IPC Holdings, Ltd.	390,743
4,800	PartnerRe Ltd.	262,512
4,130	Platinum Underwriters Holdings, Ltd.	120,926

		1,014,452

Real Estate - 2.9%
4,490	Alexandria Real Estate Equities, Inc.	295,083
22,500	American Financial Realty Trust	317,475
7,760	Ashford Hospitality Trust Inc.	72,944
4,000	BioMed Realty Trust, Inc.	70,360
660	Centerpoint Properties Trust	28,763
6,620	Cousins Properties, Inc.	227,132
5,160	Gramercy Capital Corp. (a)	80,496
10,340	PS Business Parks Inc.	412,049
4,840	United Dominion Realty Trust, Inc.	95,977

		1,600,279

	TOTAL FINANCIALS	5,468,350

HEALTHCARE - 21.6%

Biotechnology - 4.7%
39,880	BioMarin Pharmaceuticals Inc. (a)(b)	206,977
21,250	Medarex, Inc. (a)(b)	156,825
64,500	Transkaryotic Therapies, Inc. (a)(b)	1,143,585
29,770	United Therapeutics Corp. (a)(b)	1,039,866

		2,547,253

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Healthcare Equipment & Supplies - 7.8%
40,300	Advanced Medical Optics, Inc. (a)(b)	$1,594,671
28,970	Cytyc Corp. (a)	699,626
10,030	Dade Behring Holdings Inc. (a)	558,852
57,350	DJ Orthopedics, Inc. (a)	1,012,228
16,300	Kyphon Inc. (a)(b)	403,914

		4,269,291

Healthcare Providers & Services - 2.5%
9,300	Apria Healthcare Group, Inc. (a)	253,425
33,220	Isolagen Inc. (a)(b)	313,929
22,100	PacifiCare Health Systems, Inc. (a)	811,070

		1,378,424

Pharmaceuticals - 6.6%
16,100	AVANIR Pharmaceuticals, Class A Shares (a)(b)	45,724
37,310	Guilford Pharmaceuticals Inc. (a)(b)	186,550
210	InKine Pharmaceutical Co., Inc. (a)(b)	1,067
32,850	InterMune, Inc. (a)(b)	387,301
49,110	Ista Pharmaceuticals Inc. (a)(b)	598,651
92,430	Nektar Therapeutics (a)(b)	1,338,386
46,550	NPS Pharmaceuticals, Inc. (a)(b)	1,013,859

		3,571,538

	TOTAL HEALTHCARE	11,766,506

INDUSTRIALS - 5.4%

Commercial Services & Supplies - 1.7%
91,860	ActivCard Corp. (a)	564,020
24,450	CSG Systems International, Inc. (a)	376,774

		940,794

Construction & Engineering - 1%
17,820	Chicago Bridge & Iron Company N.V., NY Shares	534,422

Machinery - 1.2%
16,350	AGCO Corp. (a)	369,837
16,720	Stewart & Stevenson Services	295,442

		665,279

Trading Companies & Distributors - 1.5%
23,780	MSC Industrial Direct Co., Class A Shares	810,422

	TOTAL INDUSTRIALS	2,950,917

INFORMATION TECHNOLOGY - 31.0%

Communications Equipment - 7.6%
309,000	ADC Telecommunications, Inc. (a)	559,290
14,000	Adtran, Inc.	317,520
111,030	Arris Group, Inc. (a)(b)	579,577
18,290	Avocent Corp. (a)	476,089
14,000	Emulex Corp. (a)(b)	161,280
203,590	Enterasys Networks Inc. (a)	325,744
58,130	Foundry Networks, Inc. (a)	551,654
34,540	McDATA Corp., Class A Shares (a)(b)	173,736
61,180	Tekelec (a)	1,020,482

		4,165,372

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Computers & Peripherals - 2.7%
42,460	Cray, Inc. (a)(b)	$149,884
54,240	Electronics for Imaging, Inc. (a)	880,858
50,510	Innovex, Inc. (a)(b)	205,576
19,300	Ness Technologies Inc. (a)	245,496

		1,481,814

Electronic Equipment & Instruments - 1.8%
21,710	Benchmark Electronics, Inc. (a)	646,958
28,480	Plexus Corp. (a)(b)	314,419

		961,377

Internet Software & Services - 7.5%
8,430	Digital River, Inc. (a)(b)	251,045
46,200	Digitas Inc. (a)	357,126
16,200	Filenet Corp. (a)	282,852
39,030	McAfee Inc. (a)	784,503
108,110	Netegrity Inc. (a)	811,906
30,450	Netgear, Inc. (a)(b)	372,099
37,760	RADWARE Ltd (a)	830,720
14,500	Watch Guard Technologies (a)	67,860
13,700	WebEx Communications, Inc. (a)(b)	298,934

		4,057,045

It Consulting & Services - 0.8%
16,280	ProQuest Co. (a)(b)	418,396

Semiconductor Equipment & Products - 3.9%
78,240	Adaptec, Inc. (a)	594,624
15,590	Integrated Circuit Systems, Inc. (a)	335,185
22,700	Trident Microsystems, Inc. (a)(b)	228,589
313,990	Zarlink Semiconductor Inc. (a)	951,390

		2,109,788

Software - 6.7%
40,115	Activision Inc. (a)	556,395
108,720	Borland Software Corp. (a)(b)	907,812
18,500	Informatica Corp. (a)	108,225
19,300	KFx Inc. (a)(b)	148,803
27,200	NetIQ Corp. (a)	291,040
61,880	Novell, Inc. (a)	390,463
31,000	SkillSoft PLC, ADR (a)(b)	207,390
14,330	THQ Inc. (a)(b)	278,862
90,840	TIBCO Software Inc. (a)	773,048

		3,662,038

	TOTAL INFORMATION TECHNOLOGY	16,855,830

MATERIALS - 4.6%

Chemicals - 3.1%
7,050	Cytec Industries, Inc.	345,097
18,420	Georgia Gulf Corp.	821,348
5,060	Minerals Technologies Inc.	297,832
4,520	Valspar Corp.	210,994

		1,675,271

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Metals & Mining - 1.5%
16,070	Apex Silver Mines Ltd. (a)(b)	$348,719
21,840	Compass Minerals International Inc.	484,848

		833,567

	TOTAL MATERIALS	2,508,838

TELECOMMUNICATION SERVICES - 2.9%

Diversified Telecommunication Services - 2.5%
87,710	Cincinnati Bell, Inc. (a)	306,108
34,400	Citizens Communications Co.	460,616
5,590	Commonwealth Telephone Enterprises, Inc. (a)(b)	243,444
7,750	Spectrasite Inc. (a)	360,375

		1,370,543

Wireless Telecommunication Services - 0.4%
12,300	Nextel Partners, Inc., Class A Shares (a)	203,934

	TOTAL TELECOMMUNICATION	1,574,477

UTILITIES - 0.8%

Gas Utilities - 0.8%
21,128	Southern Union Co. (b)	433,124

	TOTAL UTILITIES	433,124

	TOTAL COMMON STOCK (Cost - $ 48,268,195)	50,737,130

FACE AMOUNT
Repurchase Agreement - 6.9%
$1,753,000	Merrill Lynch 1.850% due 10/1/04; Proceeds at maturity - $1,753,090; (Fully collateralized by various U.S. Government Agency Obligations, 0.00% to 6.05% due 10/08/04 to 8/04/28 Market Value - 1,788,060)	1,753,000

2,000,000	UBS Securities 1.850% due 10/1/04; Proceeds at maturity - $2,000,103; (Fully collateralized by various U.S. Government Agency Obligations, 0.00% to 8.50% due 1/15/05 to 5/15/30 Market Value - 2,040,000)	2,000,000

	TOTAL REPURCHASE AGREEMENTS - (Cost - $3,753,000)	3,753,000

	TOTAL INVESTMENTS - 100.1% (Cost - $52,021,195*)	54,490,130
	Liabilities in Excess of Other Assets - (-0.1)%	(48,117)

	NET ASSETS - 100.0%	$54,442,013

Loaned Securities Collateral
13,090,748	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $13,090,748)	$13,090,748

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable Small Cap Growth Fund (“Fund”) is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”) whose primary investment objective is to seek long-term growth of capital. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts - The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to the Schedule of Investments (unaudited) (continued)

(d) Securities Lending - The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

(e) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,488,504
Gross unrealized depreciation	(4,019,568)

Net unrealized appreciation	$2,468,936

At September 30, 2004, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
Russell 2000 Index Futures	3	12/04	$854,793	$861,000	$6,207

At September 30, 2004, the Fund loaned securities having a market value of $12,673,536. The Fund received cash collateral amounting to $13,090,748, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio a rule 2A-7 Money Market Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Fund Inc

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 24, 2004

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date November 24, 2004